Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2014
Entity Registrant Name	dei_EntityRegistrantName	TOUCHSTONE STRATEGIC TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000711080
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 24, 2015
Document Effective Date	dei_DocumentEffectiveDate	Nov. 24, 2015
Prospectus Date	rr_ProspectusDate	Nov. 24, 2015
TOUCHSTONE CONTROLLED GROWTH WITH INCOME FUND (Prospectus Summary) | TOUCHSTONE CONTROLLED GROWTH WITH INCOME FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSAAX
TOUCHSTONE CONTROLLED GROWTH WITH INCOME FUND (Prospectus Summary) | TOUCHSTONE CONTROLLED GROWTH WITH INCOME FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSACX
TOUCHSTONE CONTROLLED GROWTH WITH INCOME FUND (Prospectus Summary) | TOUCHSTONE CONTROLLED GROWTH WITH INCOME FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSAYX
TOUCHSTONE DYNAMIC DIVERSIFIED INCOME FUND (Prospectus Summary) | TOUCHSTONE DYNAMIC DIVERSIFIED INCOME FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TBAAX
TOUCHSTONE DYNAMIC DIVERSIFIED INCOME FUND (Prospectus Summary) | TOUCHSTONE DYNAMIC DIVERSIFIED INCOME FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TBACX
TOUCHSTONE DYNAMIC DIVERSIFIED INCOME FUND (Prospectus Summary) | TOUCHSTONE DYNAMIC DIVERSIFIED INCOME FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TBAYX
TOUCHSTONE DYNAMIC GLOBAL ALLOCATION FUND (Prospectus Summary) | TOUCHSTONE DYNAMIC GLOBAL ALLOCATION FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSMAX
TOUCHSTONE DYNAMIC GLOBAL ALLOCATION FUND (Prospectus Summary) | TOUCHSTONE DYNAMIC GLOBAL ALLOCATION FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSMCX
TOUCHSTONE DYNAMIC GLOBAL ALLOCATION FUND (Prospectus Summary) | TOUCHSTONE DYNAMIC GLOBAL ALLOCATION FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSMYX